Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
COVID-19 Pandemic
COVID-19
Pandemic
With the ongoing
COVID-19
global pandemic, the Company has implemented business continuity plans designed to address and mitigate the impact of the
COVID-19
pandemic on its employees and its business, including its preclinical studies and its ongoing clinical trial. The Company has taken measures to secure its research and development activities, while work in its laboratories and facilities has been re-organized
to reduce risks of
COVID-19
transmission. Given the global impact and the other risks and uncertainties associated with the pandemic, the Company’s business, financial condition and results of operations could be materially adversely affected. The Company continues to closely monitor the
COVID-19
pandemic and evolve its business continuity plans, clinical development plans and response strategy to mitigate any potential impact. As of the date of issuance of these financial statements, the Company is not aware of any specific event or circumstance that would require the Company to update its estimates, assumptions and judgments or revise the carrying value of its assets or liabilities. Actual results could differ from those estimates, and any such differences may be material to the Company’s financial statements.

Basis of Presentation
Basis of Presentation
These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and ASU of the FASB.

Principles of Consolidation
Principles of Consolidation
The accompanying unaudited interim condensed consolidated financial statements of the Company include the accounts of its wholly owned subsidiary, Oncorus Securities Corporation. All intercompany transactions have been eliminated in consolidation. The Company has one operating segment.

Principles of Consolidation
The accompanying consolidated financial statements of the Company include the accounts of its wholly owned subsidiary, Oncorus Securities Corporation. All intercompany transactions have been eliminated in consolidation. The Company has one operating segment.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates its estimates, which include, but are not limited to, the estimated fair value of the Company’s common stock and share-based awards utilized for stock-based compensation purposes, the Company’s Series B tranche rights (see Note 5), accrued expenses, and amounts of expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may differ from those estimates or assumptions.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates its estimates, which include, but are not limited to, the estimated fair value of the Company’s common stock and share-based awards utilized for stock-based compensation purposes, the Company’s Series
A-1
and Series B tranche rights (see Note 6), accrued expenses, and amounts of expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may differ from those estimates or assumptions.

Classification and Measurement of Series A-1 and Series B Redeemable Convertible Preferred Stock
Classification and Measurement of Series
A-1
and Series B Redeemable Convertible Preferred Stock
Upon the closing of the IPO on October 6, 2020, all shares of preferred stock converted into common stock. Prior to the IPO, the Company classified its Series
A-1
Redeemable Convertible Preferred Stock (“Series
A-1”)
and Series B Redeemable Convertible Preferred Stock (“Series B”) outside of permanent equity because the shares of Series
A-1
and Series B contained certain redemption features that resulted in the Series
A-1
and Series B being redeemable (i) at the option of the holder or (ii) upon the occurrence of events that were not solely within the control of the Company. As a result of these redemption provisions, the Series
A-1
and Series B were recorded outside of permanent equity and were subject to subsequent measurement under the guidance provided under ASC
480-10-S99.
While the Series
A-1
and Series B were not currently redeemable, the Series
A-1
and Series B were probable of becoming redeemable, and the Company elected to recognize changes in the redemption amount over the period from the date of issuance to the earliest possible redemption date. Changes in the redemption amount were recognized as a deemed dividend and presented as a reduction to income attributable to common stockholders.

Deferred Offering Costs
Deferred Offering Costs
The Company capitalizes certain legal, professional, accounting and other third-party fees that are directly associated with in-process
equity issuances as deferred offering costs until such equity issuances are consummated. After consummation of the equity issuance, these costs are recorded as a reduction in the capitalized amount associated with the equity issuance. The Company recorded deferred offering costs related to the IPO of approximately $1.5 million as of September 30, 2020. Upon the closing the IPO in October 2020, the deferred offering costs were recorded against the IPO proceeds as a reduction of additional paid-in
capital.

Deferred Rent
The Company has received tenant improvement consideration from its landlord as well as free rental periods, each of which are amortized on a straight-line basis over the term of the lease.

Concentration of Credit Risk and of Significant Suppliers
Concentration of Credit Risk and of Significant Suppliers
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company has all of its cash at one financial institution, that management believes to be of high credit quality, in amounts that exceed federally insured limits. Cash equivalents consist of money market funds that invest primarily in U.S. government-backed securities and treasuries.
The Company is dependent upon a third-party contract manufacturer and third-party contract research organizations for the performance of portions of its testing for pre-clinical
and clinical studies. The Company believes that its relationships with these organizations are satisfactory, and that alternative suppliers of these services are available in the event of the loss of one or more of these suppliers.

Concentration of Credit Risk and of Significant Suppliers
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company has all of its cash at one financial institution that management believes to be of high credit quality, in amounts that exceed federally insured limits. Cash equivalents consist of money market funds that invest primarily in U.S. government-backed securities and treasuries.
The Company is dependent upon a third-party contract manufacturer and third-party contract research organizations for the performance of portions of its testing for pre-clinical
and clinical studies. The Company believes that its relationships with these organizations are satisfactory, and that alternative suppliers of these services are available in the event of the loss of one or more of these suppliers.

Fair Value Measurements
Fair Value Measurements
Certain assets and liabilities of the Company are carried at fair value under GAAP. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
Level 1
—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2
—Valuations based on quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable, either directly or indirectly, such as quoted market prices, interest rates, and yield curves.
Level 3
—Valuations that require inputs that reflect the Company’s own assumptions that are both significant to the fair value measurement and unobservable.
To the extent a valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair values requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized as Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The Company’s cash equivalents, classified within Level 1, are valued using net asset value per share for the money market funds.
The tranche rights granted to the Series B stockholders (the “Series B Tranche Rights”) were classified within Level 3 of the fair value hierarchy because they were valued using significant inputs not observable in the market. The valuation of the tranche rights used assumptions the Company believed would be made by a market participant. The Company assessed these estimates on an ongoing basis as additional data impacting the assumptions was obtained. Refer to Note 5 for additional information regarding the valuation of the tranche rights.
The Company believes that the carrying amounts of prepaid expenses, other current assets, accounts payable, and accrued expenses approximate their fair value due to the short-term nature of those instruments.

Research and Development Expense
Research and Development Expenses
Research and development expenses are expensed as incurred. Research and development expenses consist of costs incurred to discover, research and develop drug candidates, including compensation-related expenses for research and development personnel, including stock-based compensation expense, preclinical and clinical activities, costs of manufacturing, overhead expenses including facilities and laboratory expenses, materials and supplies, amounts paid to consultants and outside service providers, and depreciation and amortization.

Upfront and annual license payments related to acquired technologies or technology licenses which have not yet reached technological feasibility and have no alternative future use are also included in research and development expense for the period in which they are incurred.

General and Administrative Expenses
General and Administrative Expenses
General and administrative expenses consist primarily of salaries and related costs, including stock-based compensation expense, for personnel in executive, finance and accounting, business development, operations and administrative functions. General and administrative expenses also include fees for legal, consulting, accounting and audit services as well as insurance, outside service providers, direct and allocated facility-related costs and depreciation and amortization.

Interest Income on Investments	Interest Income on Investments Interest income is separately presented on the consolidated statements of operations and comprehensive loss and consists of interest on cash and cash equivalents.

Cash and Cash Equivalents
Cash and Cash Equivalents
The primary objectives for the Company’s investment portfolio are the preservation of capital and maintenance of liquidity. The Company considers highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. At December 31, 2018 and 2019, cash and cash equivalents include bank demand deposits and money market funds that invest primarily in U.S. government-backed securities and treasuries. Cash equivalents are stated at cost, which is substantially equivalent to fair value.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are recorded at cost. Expenditures for major renewals or betterments that extend the useful lives of property and equipment are capitalized; expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is calculated on a straight-line basis over the estimated useful lives of the related assets. Property and equipment are depreciated as follows:

ASSET TYPE	ESTIMATED USEFUL LIFE
Computer equipment and software	3-5 years
Furniture and fixtures	5 years
Laboratory equipment	5 years

Leasehold improvements	Shorter of lease term or estimated useful life

Upon retirement or sale, the cost and related accumulated depreciation and amortization of assets disposed of are removed from the accounts, and any resulting gain or loss is included in loss from operations as a component of other income (expense).

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets consist of property and equipment. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. If an impairment review were to be performed to evaluate a long-lived asset for recoverability, the Company would compare forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. An impairment loss would be recognized if estimated undiscounted future cash flows expected to result from the use of an asset are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value, determined based on discounted cash flows. To date, the Company has not recorded any impairment losses on long-lived assets.

Fair Value Measurements
Certain assets and liabilities of the Company are carried at fair value under GAAP. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
Level
 1
—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level
 2
—Valuations based on quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable, either directly or indirectly, such as quoted market prices, interest rates, and yield curves.
Level
 3
—Valuations that require inputs that reflect the Company’s own assumptions that are both significant to the fair value measurement and unobservable.
To the extent a valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair values requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized as Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The Company’s cash equivalents, classified within Level 1, are valued using net asset value per share for the money market funds.
The Company’s Series
A-1
and Series B tranche rights are classified within Level 3 of the fair value hierarchy because they are valued using significant inputs not observable in the market. The valuation of tranche rights uses assumptions the Company believes would be made by a market participant. The Company assesses these estimates on an on-going
basis as additional data impacting the assumptions is obtained. Refer to Note 6 for additional information regarding the valuation of the Series
A-1
and Series B tranche rights.
The Company believes that the carrying amounts of prepaid expenses, other current assets, accounts payable, and accrued expenses approximate their fair value due to the short-term nature of those instruments.

Research Contract Costs and Accruals
Research Contract Costs and Accruals
The Company has entered into various research service arrangements under which vendors perform various services. The Company records accrued expenses for estimated costs incurred under the arrangements. When evaluating the adequacy of the accrued expenses, the Company analyzes the progress of the studies, trials or other services performed, including invoices received and contracted costs. Judgments and estimates are made in determining the accrued expense balances at the end of each reporting period.

Research Contract Costs and Accruals
The Company has entered into various research service arrangements under which vendors perform various services. The Company records accrued expenses for estimated costs incurred under the arrangements. When evaluating the adequacy of the accrued expenses, the Company analyzes the progress of the studies, trials or other services performed, including invoices received and contracted costs. Judgments and estimates are made in determining the accrued expense balances at the end of each reporting period.

Deferred Rent
Deferred Offering Costs
The Company capitalizes certain legal, professional, accounting and other third-party fees that are directly associated with in-process
equity issuances as deferred offering costs until such equity issuances are consummated. After consummation of the equity issuance, these costs are recorded as a reduction in the capitalized amount associated with the equity issuance. The Company recorded deferred offering costs related to the IPO of approximately $1.5 million as of September 30, 2020. Upon the closing the IPO in October 2020, the deferred offering costs were recorded against the IPO proceeds as a reduction of additional paid-in
capital.

Deferred Rent
The Company has received tenant improvement consideration from its landlord as well as free rental periods, each of which are amortized on a straight-line basis over the term of the lease.

Patent Costs	Patent Costs The Company expenses patent costs as incurred and records such costs within general and administrative expenses.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss includes net loss as well as other changes in stockholders’ (deficit) equity that result from transactions and economic events other than those with stockholders. For all periods presented, net loss is the same as comprehensive loss as there are no comprehensive income items.
Classification and Measurement of Series
A-1
and Series B Redeemable Convertible Preferred Stock
The Company has classified its Series
A-1
Redeemable Convertible Preferred Stock (“Series
A-1”)
and Series B outside of permanent equity because the shares of Series
A-1
and Series B contain certain redemption features that result in the Series
A-1
and Series B being redeemable (i) at the option of the holder or (ii) upon the occurrence of events that are not solely within the control of the Company. As a result of these redemption provisions, the Series
A-1
and Series B are recorded outside of permanent equity and are subject to subsequent measurement under the guidance provided under ASC
480-10-S99.
While the Series
A-1
and Series B are not currently redeemable, the
Series A-1
and Series B are probable of becoming redeemable, and the Company has elected to recognize changes in the redemption amount over the period from the date of issuance to the earliest possible redemption date. Changes in the redemption amount are recognized as a deemed dividend and presented as a reduction to income attributable to common stockholders.

Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred taxes are determined based on the difference between the consolidated financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be realized and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. The potential for recovery of deferred tax assets is evaluated by analyzing carryback capacity in periods with taxable income, reversal of existing taxable temporary differences and estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.
The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties. The Company recognizes any interest and penalties related to uncertain tax positions in income tax expense.

Stock-Based Compensation
Stock-Based Compensation
The Company measures all stock options and other stock-based awards granted based on the fair value of the award on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. The Company has elected to recognize forfeitures as they occur. The reversal of compensation cost previously recognized for an award that is forfeited because of a failure to satisfy a service or performance condition is recognized in the period of the forfeiture. Generally, the Company issues stock options and restricted stock awards with only service-based vesting conditions and records the expense for these awards using the straight-line method over the requisite service period. In November 2018, the Company granted a performance-based option to an employee with a total fair value of $0.1 million. A portion of these options vested upon the closing of the Series B financing and stock compensation of $0.04 million was recorded in 2019 related to these vested options. The vesting condition for the remainder of these options was not considered probable and as a result, no stock-based compensation was recorded related to this portion of the award during the year ended December 31, 2019.
Prior to the adoption of ASU No. 2018-07,
Compensation—Stock Compensation
(Topic 718) on January 1, 2019, the Company measured stock-based awards granted to non-employee
consultants based on the fair value of the award on the date on which the related service was complete. Compensation expense was recognized over the period during which services were rendered by such consultants and non-employees
until completed. At the end of each reporting period prior to completion of the service, the fair values of these awards were remeasured using the then-current fair value of the Company’s common stock and updated assumption inputs in the Black-Scholes option-pricing model. There was no material impact to the consolidated financial statements as a result of the adoption of ASU
No. 2018-07.
The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipients’ service payments are classified.
The Company estimates the fair value of common stock using an appropriate valuation methodology, in accordance with the framework of the American Institute of Certified Public Accountants’ Technical Practice Aid,
Valuation of
Privately-Held Company Equity Securities Issued as Compensation
. Each valuation methodology includes estimates and assumptions that require the Company’s judgment. These estimates and assumptions include a number of objective and subjective factors, including external market conditions, guideline public company information, the prices at which the Company sold redeemable convertible preferred stock to third parties in arms’ length transactions, the rights and preferences of securities senior to the Company’s common stock at the time, and the likelihood of achieving a liquidity event such as an initial public offering or sale. Significant changes to the assumptions used in the valuations could result in different fair values of stock options and restricted stock at each valuation date, as applicable.
The fair value of each stock option grant is estimated using the Black-Scholes option-pricing model. The Company is a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies within the biotechnology industry with characteristics similar to the Company. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The expected term of stock options granted to non-employees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is zero, based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Net Loss Per Share
Net Loss Per Share
Net loss per share attributable to common stockholders is calculated using the two-class
method, which is an earnings allocation formula that determines net loss per share for the holders of the Company’s shares of common stock and participating securities. Prior to conversion in connection with the IPO, the Company’s Series
A-1
and Series B contained participating rights in any dividend paid by the Company and were therefore participating securities. Net loss attributable to common stockholders and participating securities is allocated to each share on an as-converted
basis as if all of the earnings for the period had been distributed. However, the participating securities do not include a contractual obligation to share in the losses of the Company and are not included in the calculation of net loss per share in the periods that have a net loss. In addition, common stock equivalent shares (whether or not participating) are excluded from the computation of diluted earnings per share in periods in which they have an anti-dilutive effect on net loss per share.
Diluted net loss per share is computed using the more dilutive of (a) the two-class
method or (b) the
if-converted
method and treasury stock method, as applicable. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since dilutive shares of common stock are not assumed to have been issued if their effect is anti-dilutive. Diluted net loss per share is equivalent to basic net loss per share for the periods presented herein because common stock equivalent shares from the Series
A-1,
Series B, restricted stock, stock option awards and outstanding warrants to purchase common stock (see Note 10) were anti-dilutive.

Net Loss Per Share
Net loss per share attributable to common stockholders is calculated using the two-class
method, which is an earnings allocation formula that determines net loss per share for the holders of the Company’s common shares and participating securities. The Company’s Series
A-1
and Series B contain participating rights in any dividend paid by the Company and are therefore participating securities. Net loss attributable to common stockholders and participating securities is allocated to each share on an as-converted
basis as if all of the earnings for the period had been distributed. However, the participating securities do not include a contractual obligation to share in the losses of the Company and are not included in the calculation of net loss per share in the periods that have a net loss. In addition, common stock equivalent shares (whether or not participating) are excluded from the computation of diluted earnings per share in periods in which they have an anti-dilutive effect on net loss per share.
Diluted net loss per share is computed using the more dilutive of (a) the two-class
method or (b) the
if-converted
method and treasury stock method, as applicable. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. Diluted net loss per share is equivalent to basic net loss per share for the years presented herein because common stock equivalent shares from the Series
A-1,
Series B, restricted stock, stock option awards and outstanding warrants to purchase common stock (see Note 8) were anti-dilutive.

Deferred Offering Costs
Deferred Offering Costs
The Company capitalizes certain legal, professional, accounting and other third-party fees that are directly associated with in-process equity issuances as deferred offering costs until such equity issuances are consummated. After consummation of the equity issuance, these costs are recorded as a reduction in the capitalized amount associated with the equity issuance. Should the equity issuance be delayed or abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statement of operations and comprehensive loss. During 2019, the Company incurred $1.5 million of deferred offering costs related to the Company’s proposed initial public offering (“IPO”). These offering costs were expensed at December 31, 2019 due to the expected timing of the Company’s proposed IPO.

Pro Forma Financial Information (unaudited)
Pro Forma Financial Information (unaudited)
Upon the closing of a qualified IPO (as defined in the Company’s Certificate of Incorporation), all of the Company’s outstanding shares of Series
A-1
and Series B will automatically convert into shares of common stock. The unaudited pro forma basic and diluted net loss per share in the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2019 have been computed to give effect to the automatic conversion of all outstanding shares of Series
A-1
and Series B into shares of common stock. The unaudited pro forma basic and diluted net loss per share for the year ended December 31, 2019 was computed using the weighted average number of shares of common stock outstanding, including the pro forma effect of the conversion of all outstanding shares of the Series
A-1
and Series B into shares of common stock, as if the Company’s proposed IPO had occurred on the later of January 1, 2019 or the original issuance dates of the Series
A-1
and Series B. The unaudited pro forma net loss per share does not include the shares expected to be sold or related proceeds to be received in the proposed IPO. The unaudited pro forma net loss per share also excludes the dividends and accretion of the
Series A-1
and Series B as the Series
A-1
and Series B are assumed to be converted at the beginning of the period or the date of issuance, if later.
The following table summarizes the Company’s unaudited pro forma net loss per share attributable to common stockholders (in thousands, except per share data):

YEAR ENDED DECEMBER 31, 2019
Numerator:
Net loss attributable to common stockholders	$(34,991)
Accretion of discount and dividends on redeemable convertible preferred stock	4,287

Pro forma net loss attributable to common stockholders	$(30,704)

Denominator:
Weighted average number of common shares outstanding	935
Pro forma weighted average shares outstanding after giving effect to the conversion of redeemable convertible preferred stock	8,225

Pro forma weighted average common shares outstanding	9,160

Pro forma basic and diluted net loss per share attributable to common stockholders, basic and diluted	$(3.35)

In November 2018, the Company granted a performance-based stock option to an employee for which a portion of the vesting is triggered by completion of an IPO. The stock-based compensation expense related to the vesting of this performance award is not included in the pro forma amounts above as the impact would be immaterial.

Subsequent Events
Subsequent Events
The Company considers events or transactions that occur after the balance sheet date but prior to the date the financial statements are issued for potential recognition or disclosure in the financial statements. The Company has completed an evaluation of all subsequent events after the audited balance sheet date of December 31, 2019 through the date the financial statements were issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements as of December 31, 2019 and events which occurred subsequently but were not recognized in the financial statements. Refer to Note 14 for disclosure of material subsequent events.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases
(“ASU
2016-02”).
ASU
2016-02
will require lessees to recognize most leases on their balance sheet as a right-of-use
asset and a lease liability. Leases will be classified as either operating or finance leases, and classification will be based on criteria similar to current lease accounting, but without explicit bright lines. For emerging growth companies (“EGCs”) such as the Company, ASU
2016-02,
as amended, will be effective for annual reporting periods beginning after December 15, 2021 and interim periods for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the full impact that the adoption of ASU
2016-02
is expected to have on its financial statements; however the adoption of ASU
2016-02
will require the recognition at the adoption date of both a lease liability, based on the present value of future lease payments, and a corresponding right-to-use
asset, which amounts the Company expects to be material.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820)—Disclosure Framework
(“ASU
2018-13”),
which improves the disclosure requirements for fair value measurements. For EGCs, ASU
2018-13
was effective for the Company for annual reporting periods beginning after December 15, 2019, including interim periods within those fiscal years. The Company adopted ASU
2018-13
effective as of January 1, 2020 and that adoption did not have a material impact on the consolidated financial statements.

Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases
 (“ASU 2016-02”). ASU 2016-02 will
require lessees to recognize most leases on their balance sheet as a right-of-use asset
and a lease liability. Leases will be classified as either operating or finance leases, and classification will be based on criteria similar to current lease accounting, but without explicit bright lines. For emerging growth companies (“EGCs”), such as the Company, ASU
2016-02,
as amended, will be effective for annual reporting periods beginning after December 15, 2021 and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the full impact that the adoption of
ASU 2016-02 is
expected to have on its financial statements; however, the adoption of ASU
2016-02
will require the recognition at the adoption date of both a lease liability, based on the present value of future lease payments, and a corresponding right-to-use
asset, which amounts the Company expects to be material. The future lease payment obligations as of December 31, 2019 are disclosed in Note 11.

In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820)—Disclosure Framework
(“ASU
2018-13”),
which improves the disclosure requirements for fair value measurements. For EGCs, ASU
2018-13
will be effective for the Company for annual reporting periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for any removed or modified disclosures. The Company is currently evaluating the impact that the adoption of ASU
2018-13
is expected to have on its financial statements.